RECLAMATION AND REMEDIATION	12 Months Ended
Dec. 31, 2022
Environmental Remediation Obligations [Abstract]
RECLAMATION AND REMEDIATION	RECLAMATION AND REMEDIATION
The Company’s mining and exploration activities are subject to various domestic and international laws and regulations governing the protection of the environment. These laws and regulations are continually changing and are generally becoming more restrictive. The Company conducts its operations to protect public health and the environment and believes its operations are in compliance with applicable laws and regulations in all material respects. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations, but cannot predict the full amount of such future expenditures. Estimated future reclamation and remediation costs are based principally on current legal and regulatory requirements.
The Company’s Reclamation and remediation expense consisted of:

	Years Ended December 31,
	2022	2021	2020
Reclamation adjustments and other	$646	$1,633	$180
Reclamation accretion	173	125	134
Reclamation expense	819	1,758	314

Remediation adjustments and other	96	82	46
Remediation accretion	6	6	6
Remediation expense	102	88	52
Reclamation and remediation	$921	$1,846	$366
In 2022, reclamation adjustments were primarily due to higher estimated closure costs resulting from cost inflation and increased water management costs at portions of the Yanacocha and Porcupine site operations that are no longer in production and with no expected substantive future economic value (i.e., non-operating) that resulted in increases of $529 and $91, respectively. In
2021, reclamation adjustments were primarily comprised of $1,554 related to non-operating portions of the Yanacocha site. In 2020, reclamation adjustments primarily related to increased lime consumption and water treatment costs at non-operating Yanacocha sites and an update to the project cost estimates at non-operating Porcupine sites that resulted in increases of $152 and $16, respectively.
In 2022, remediation adjustments are primarily due to higher waste disposal costs and project execution delays at the Midnite mine and Dawn mill sites. In 2021, remediation adjustments are primarily due to revisions to estimated construction costs of the water treatment plant at the Midnite mine and higher estimated closure cost arising from recent tailings management review and monitoring requirements set forth by GISTM. In 2020, remediation adjustments primarily related to project execution delays due to COVID-19 and updated project cost estimates at the Midnite mine and Dawn mill sites of $27 and other remediation project spend at other sites.
The following are reconciliations of Reclamation and remediation liabilities:

	Reclamation	Remediation	Total
Balance at January 1, 2021	$3,719	$313	$4,032
Additions, changes in estimates and other	2,045	67	2,112
Acquisitions and divestitures	(3)	1	(2)
Payments, net	(118)	(43)	(161)
Accretion expense	125	6	131
Balance at December 31, 2021	5,768	344	6,112
Additions, changes in estimates and other	981	79	1,060
Payments, net	(191)	(56)	(247)
Accretion expense	173	6	179
Balance at December 31, 2022	$6,731	$373	$7,104

	At December 31,
	2022			2021
	Reclamation	Remediation	Total	Reclamation	Remediation	Total
Current (1)	$482	$44	$526	$213	$60	$273
Non-current (2)	6,249	329	6,578	5,555	284	5,839
Total (3)	$6,731	$373	$7,104	$5,768	$344	$6,112
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(1)The current portion of reclamation and remediation liabilities are included in Other current liabilities. Refer to Note 22.
(2)The non-current portion of reclamation and remediation liabilities are included in Reclamation and remediation liabilities.
(3)Total reclamation liabilities includes $3,722 and $3,250 related to Yanacocha at December 31, 2022 and 2021, respectively.
The Company is also involved in several matters concerning environmental remediation obligations associated with former, primarily historic, mining activities. Generally, these matters concern developing and implementing remediation plans at the various sites involved. Depending upon the ultimate resolution of these matters, the Company believes that it is reasonably possible that the liability for these matters could be as much as 34% greater or 0% lower than the amount accrued at December 31, 2022. The amounts accrued are reviewed periodically based upon facts and circumstances available at the time. Changes in estimates are included in Other current liabilities and Reclamation and remediation liabilities in the period estimates are revised.
Included in Other non-current assets at December 31, 2022 and 2021 are $62 and $49 respectively, of non-current restricted cash held for purposes of settling reclamation and remediation obligations. The amounts at December 31, 2022 and 2021 primarily relate to the Ahafo and Akyem mines in Ghana, Africa.
Included in Other non-current assets at December 31, 2022 and 2021 was $35 and $51, respectively, of non-current restricted investments, which are legally pledged for purposes of settling reclamation and remediation obligations. The amounts at December 31, 2022 and 2021 primarily relate to the San Jose Reservoir at Yanacocha.
Refer to Note 25 for further discussion of reclamation and remediation matters.